Subsequent Events (Details Narrative) $ / shares in Units, £ in Thousands								12 Months Ended
	Aug. 07, 2024 USD ($) shares	Aug. 06, 2024 shares	Aug. 05, 2024 USD ($) shares	Mar. 20, 2024 $ / shares shares	Mar. 07, 2024 USD ($)	Mar. 04, 2024 USD ($)	Nov. 30, 2023 shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2024 USD ($)	Apr. 20, 2024 $ / shares	Dec. 31, 2022 USD ($)	Nov. 01, 2022 USD ($)	Nov. 01, 2022 GBP (£)	Oct. 06, 2022 USD ($)	Oct. 06, 2022 GBP (£)	Aug. 26, 2022 USD ($)	Aug. 26, 2022 GBP (£)	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Subsequent Event [Line Items]
Original principal amount												$ 3,300,000	£ 3,000					$ 1,400,000	£ 1,000
Convertible promissory note payable								$ 800,000	$ 800,000					$ 67,000	£ 50	$ 500,000	£ 400
Debt interest rate												5.00%	5.00%					5.00%	5.00%
Commitment received						$ 5,000,000
Credit facility borrowing capacity						500,000
Credit facility borrowing capacity						1,000,000
Share Price | $ / shares				$ 3.47						$ 3.08
Option liability											1,417,000
Cizzle Option Liability [Member]
Subsequent Event [Line Items]
Reinsurance, Reinsured Risk, Percentage								52.70%
[custom:CovidAssetValue-0]								$ 2,900,000
Fair value of covid asset											$ 1,400,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares								395,460
Option liability								$ 1,300,000
Vela Option Liability [Member]
Subsequent Event [Line Items]
Reinsurance, Reinsured Risk, Percentage								52.70%
[custom:CovidAssetValue-0]								$ 4,600,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period | shares							1,015,760	1,015,760
Option liability								$ 1,000,000.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares | shares				260,000
Commitment received						5,000,000
Credit facility borrowing capacity						500,000
Credit facility borrowing capacity						$ 1,000,000
Interest rate						9.50%
Share Price | $ / shares				$ 3.18
Subsequent event, description				There is no established public trading market for the Warrants. Notwithstanding the foregoing, the Warrants shall vest, and not be subject to forfeiture, with respect to 25% of such Warrants commencing on the 90th day after the date of the Lock-Up Agreement and 25% on each subsequent 90-day anniversary, in each case vesting only if the holder agrees to continue to have its shares of common stock remain locked up pursuant to the Lock-Up Agreement on such date
Subsequent Event [Member] | Senior Secured Promissory Note [Member]
Subsequent Event [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares | shares		12,500,000
Debt interest rate			18.00%
Subsequent Event [Member] | Senior Secured Promissory Note [Member] | Nirland Limited [Member]
Subsequent Event [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares | shares			12,500,000
Original principal amount			$ 2,650,000
Original issue discount			500,000
Debt issued upon execution			1,675,000
Convertible promissory note payable			$ 475,000
Debt interest rate			12.00%
Debt instrument maturity description			The Note matures in 12 months from August 5, 2024
License Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Consideration payments	$ 1,500,000
Issuance Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares | shares	9,504,465
Lease Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Rent					$ 100,000